DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Due from Related Parties [Abstract]
Due from Related Parties [Text Block]
8	DUE FROM RELATED PARTIES

	December 31,	December 31,
	2011	2010

Xu Kaining (a)	$-	$1,058
Xiamen Zhishang Trading Co., Ltd. (b)	-	1,814,882
Fujian Jinyi Asia Paper Co., Ltd. (b)	27,806	17,393
Toshihiro Nakamura (c)	-	3,514
Qiang Peiying (d)	1,573,235	1,514,560
Liaoning Baixin Media Co., Ltd. (e)	78,550	-
Key management of the Group	315,279	301,000

	$1,994,870	$3,652,407

The amounts due from related parties are unsecured, interest free and repayable on demand.

(a)	Xu Kaining is the beneficial owner of Keep Profit International Capital Limited, a shareholder of the Company.

(b)	The company is controlled by a close family member of a director of the Company.

(c)	Toshihiro Nakamura is a director of the Company.

(d)	Qiang Peiying is the spouse of a director of the Company.

(e)	A significant shareholder of a subsidiary of the Group.